SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     03/31/2001
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 3, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $96121 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      214     4542 SH       SOLE                                       4542
Albertsons Inc.                COM              013104104      319    10040 SH       SOLE                                      10040
American Home Products         COM              026609107      341     5800 SH       SOLE                                       5800
American International Group   COM              026874107     4261    52934 SH       SOLE                                      52934
Automatic Data Processing      COM              053015103     2940    54060 SH       SOLE                                      54060
BP Amoco                       COM              055622104     1670    33649 SH       SOLE                                      33649
Bell South                     COM              079860102      281     6860 SH       SOLE                                       6860
Bristol Myers Squibb           COM              110122108     1639    27590 SH       SOLE                                      27590
Canon Inc. ADR                 COM              138006309     2010    55000 SH       SOLE                                      55000
Chevron Corp.                  COM              166751107      281     3200 SH       SOLE                                       3200
Cisco Systems                  COM              17275R102      626    39565 SH       SOLE                                      39565
Citigroup Inc                  COM              172967101     1559    34661 SH       SOLE                                      34661
Coca-Cola                      COM              191216100     2592    57391 SH       SOLE                                      57391
Compass Bancshares Inc.        COM              20449H109     9316   435836 SH       SOLE                                     435836
Dell Computer                  COM              247025109      539    20986 SH       SOLE                                      20986
Donaldson Co.                  COM              257651109     2544    95333 SH       SOLE                                      95333
Dover Corp.                    COM              260003108     2238    62440 SH       SOLE                                      62440
EMC Corp                       COM              268648102      539    18349 SH       SOLE                                      18349
Emerson Electric               COM              291011104     2344    37809 SH       SOLE                                      37809
Exxon Mobil                    COM              30231G102     1751    21615 SH       SOLE                                      21615
Federal National Mortgage Asso COM              313586109      287     3600 SH       SOLE                                       3600
General Electric               COM              369604103      733    17520 SH       SOLE                                      17520
H J Heinz Co.                  COM              423074103     1515    37699 SH       SOLE                                      37699
Home Depot                     COM              437076102     1267    29407 SH       SOLE                                      29407
Illinois Tool Works            COM              452308109     2518    44293 SH       SOLE                                      44293
Intel Corp.                    COM              458140100      614    23331 SH       SOLE                                      23331
J.P. Morgan Chase & Co.        COM              46625H100      202     4500 SH       SOLE                                       4500
Johnson & Johnson              COM              478160104     3096    35400 SH       SOLE                                      35400
Lucent Technologies            COM              549463107      181    18119 SH       SOLE                                      18119
Luminex Corp                   COM              55027E102      890    48266 SH       SOLE                                      48266
Merck                          COM              589331107     3427    45155 SH       SOLE                                      45155
Microsoft Corp                 COM              594918104     2541    46461 SH       SOLE                                      46461
Molex Inc.                     COM              608554101     2287    64831 SH       SOLE                                      64831
National Instruments Corp.     COM              636518102      632    19375 SH       SOLE                                      19375
Nokia                          COM              654902204      780    32498 SH       SOLE                                      32498
Nordson Corp.                  COM              655663102     1886    72525 SH       SOLE                                      72525
Oracle Corp.                   COM              68389x105      526    35128 SH       SOLE                                      35128
Pfizer, Inc.                   COM              717081103      434    10609 SH       SOLE                                      10609
Proctor & Gamble               COM              742718109     2248    35911 SH       SOLE                                      35911
Qwest Communications Com       COM              749121109      227     6484 SH       SOLE                                       6484
Reuters Group PLC              COM              76132m102     1632    21836 SH       SOLE                                      21836
Royal Dutch                    COM              780257804     2192    39535 SH       SOLE                                      39535
SBC Communications             COM              78387G103     2993    67073 SH       SOLE                                      67073
San Juan Basin Royalty Trust   COM              798241105     4925   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     2553    69885 SH       SOLE                                      69885
Schlumberger Ltd               COM              806857108     1885    32725 SH       SOLE                                      32725
Sigma-Aldrich                  COM              826552101     2406    50260 SH       SOLE                                      50260
Sun Microsystems               COM              866810104      455    29629 SH       SOLE                                      29629
Sysco Corp.                    COM              871829107     3006   113410 SH       SOLE                                     113410
Telefonica de Espana           COM              879382208      820    17119 SH       SOLE                                      17119
Unilever N.V.                  COM              904784709     1640    31149 SH       SOLE                                      31149
Verizon Communications         COM              92343v104      488     9890 SH       SOLE                                       9890
Vodafone Airtouch              COM              92857t107      442    16285 SH       SOLE                                      16285
W.W. Grainger                  COM              384802104     1848    54583 SH       SOLE                                      54583
Wal-Mart Stores                COM              931142103     1612    31917 SH       SOLE                                      31917
Weyerhaeuser                   COM              962166104     1035    20375 SH       SOLE                                      20375
Willamette                     COM              969133107     1745    37935 SH       SOLE                                      37935
Worthington Industries         COM              981811102      146    15750 SH       SOLE                                      15750
REPORT SUMMARY			58 DATA RECORDS		     96121	     0 OTHER MANAGERS ON WHOSE BEHALF REORT IS FILED

/TABLE
/TEXT
/DOCUMENT
/SUBMISSION

